Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 29, 2011
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0000917469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011

LOOMIS SAYLES BOND FUND

Supplement dated July 29, 2011, to the Admin, Retail and Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Bond Fund's Fund Summary is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Bond Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.46%.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated July 29, 2011, to the Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.19%.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Investment Grade Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities ("junk bonds") and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

Effective immediately, the following paragraph is hereby added to the section "Principal Risks" within the section "Investments, Risks and Performance" for the Loomis Sayles Investment Grade Fixed Income Fund:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, or the equity markets generally.

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Investment Grade Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 5.53%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Supplement [Text Block]	cik000917469s_SupplementTextBlock

LOOMIS SAYLES BOND FUND

Supplement dated July 29, 2011, to the Admin, Retail and Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Bond Fund's Fund Summary is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Bond Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.46%.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated July 29, 2011, to the Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.19%.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Investment Grade Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities ("junk bonds") and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

Effective immediately, the following paragraph is hereby added to the section "Principal Risks" within the section "Investments, Risks and Performance" for the Loomis Sayles Investment Grade Fixed Income Fund:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, or the equity markets generally.

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Investment Grade Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 5.53%.

Loomis Sayles Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000917469s_SupplementTextBlock

LOOMIS SAYLES BOND FUND

Supplement dated July 29, 2011, to the Admin, Retail and Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Bond Fund's Fund Summary is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Bond Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.46%.

Loomis Sayles Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000917469s_SupplementTextBlock

LOOMIS SAYLES FIXED INCOME FUND

Supplement dated July 29, 2011, to the Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 6.19%.

Loomis Sayles Investment Grade Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000917469s_SupplementTextBlock

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated July 29, 2011, to the Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section "Principal Investment Strategies" within the section "Investments, Risks and Performance" in the Loomis Sayles Investment Grade Fixed Income Fund's Fund Summary is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities ("junk bonds") and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

Effective immediately, the following paragraph is hereby added to the section "Principal Risks" within the section "Investments, Risks and Performance" for the Loomis Sayles Investment Grade Fixed Income Fund:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, or the equity markets generally.

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Loomis Sayles Investment Grade Fixed Income Fund:

The Fund's Institutional Class shares total return year to date as of June 30, 2011 was 5.53%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2011